LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOANS AND BORROWINGS
Outstanding loans (net of debt issuance costs)	¥ 674,010	¥ 1,652,196
Outstanding loans (net of debt issuance costs)	28,866,199	25,489,829
Debt issuance costs	268,441	¥ 186,313
Credit facilities
LOANS AND BORROWINGS
Total working capital and project financing credit facilities	38,069,588
Unused amount	8,410,702
Loan drew down	29,658,886
Outstanding loans (net of debt issuance costs)	619,370
Outstanding loans (net of debt issuance costs)	28,836,114
Credit facilities | Short-term borrowing
LOANS AND BORROWINGS
Debt issuance costs	10,032
Credit facilities | Long-term borrowing
LOANS AND BORROWINGS
Debt issuance costs	¥ 193,370
Minimum
LOANS AND BORROWINGS
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	1 year
Maximum
LOANS AND BORROWINGS
Terms of secured loan agreements with various financial institutions for project development and working capital purpose	15 years